DISCONTINUED OPERATIONS (Schedule of net cash flows Double Grow) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 29, 2017	Dec. 31, 2016	Dec. 31, 2015
ContinuingAndDiscontinuedOperationsLineItems [Line Items]
Operating activities	¥ (14,746)		¥ (28,269)	¥ (21,569)
Investing activities	2,868		(4,936)	(435)
Financing activities	12,630		5,581	12,369
Net cash (outflows)/inflows	¥ 752		(27,624)	(9,635)
Discontinued operation of Double Grow [Member]
ContinuingAndDiscontinuedOperationsLineItems [Line Items]
Operating activities		¥ (5,796)	(11,879)	(4,913)
Investing activities		(5,823)	(4,453)	(12,061)
Financing activities		10,173	5,915	25,922
Net foreign exchange difference		(100)	303	(1,564)
Net cash (outflows)/inflows		¥ (1,546)	¥ (10,114)	¥ 7,384